Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Statement [Line Items]
Financial assets pledged as liabilities	$ 6,104.4	$ 5,706.0
Assets pledged for short sale and derivative obligations, at cost	186.1	272.5
Recoverables on paid losses	651.0	453.8
Short sale and derivative obligations, holding company	149.5	126.2
Holding company cash and investments
Statement [Line Items]
Financial assets pledged as liabilities	21.5	77.8
Short sale and derivative obligations, holding company	6.6	11.5
Portfolio Investments
Statement [Line Items]
Bonds, at cost	19,281.8	8,764.6
Preferred stocks, at cost	327.2	338.5
Common stocks, at cost	5,014.2	4,877.5
Fair value of investments in associates	3,279.1	2,824.3
Derivatives and other invested assets, at cost	971.3	641.0
Assets pledged for short sale and derivative obligations, at cost	$ 164.8	$ 197.5